Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 10,653,488	$ 1,370,524	$ 9,697,369	$ 7,762,677